[Logo – American Funds ®]

American Funds Insurance Series
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

February 9, 2010

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20001

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 51 to the Registration Statement under the Securities Act of 1933 and Amendment No. 51 to the Registration Statement under the Investment Company Act of 1940.  This registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933. We have also updated the filing to reflect the Staff’s comments with respect to the registration statement filed by AMCAP Fund, Inc. (File nos. 811-01435 and 002-26516) and the registration statements filed by other American Funds after the AMCAP Fund filing. In addition, the registration statement has been updated to reflect the Series’ revised fundamental investment policies and the revised investment policy for Global Discovery Fund, both of which have been approved by shareholders of the Series at a meeting of shareholders held November 24, 2009.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on May 1, 2010. Thank you very much for your assistance. If you have any questions please do not hesitate to contact me at (213) 486-9447 or Michael J. Triessl at (213) 615-0404.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc:	Ellen Sazzman
Division of Investment Management –
Office of Insurance Products